Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of the income tax (expense)/benefit
Current tax	€ (367)	€ (530)	€ (261)
Deferred tax	229	341	(666)
Total	€ (138)	€ (189)	€ (927)